Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 9 — Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2016	$2,211,639
Goodwill resulting from acquisitions	18,535
Other	(8,965)

As of September 30, 2017	2,221,209
Goodwill resulting from acquisitions(1)	227,283
Other	(3,597)

As of September 30, 2018	$2,444,895

(1)

Mainly relates to the acquisitions of Vubiquity, projekt202 and UXP. In allocating the total preliminary purchase price for Vubiquity, based on estimated fair values, the Company recorded $146,912 of goodwill, $38,630 of customer relationships to be amortized over approximately nine years, $45,692 of core technology to be amortized over approximately five years, $10,104 of trade mark to be amortized over eight years. In allocating the total preliminary purchase price of projekt202, based on estimated fair values, the Company recorded $34,032 of goodwill and $19,835 of customer relationships to be amortized over four years. In allocating the total preliminary purchase price of UXP, based on estimated fair values, the Company recorded $41,468 of goodwill, $31,552 of core technology to be amortized over five years and $6,552 of customer relationships to be amortized over approximately five years.

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company uses its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill in fiscal years 2018, 2017 or 2016.

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2018
Core technology	$721,384	$(576,936)	$144,448
Customer relationships	563,656	(453,137)	110,519
Intellectual property rights and purchased computer software	51,996	(51,996)	—
Other	43,646	(33,364)	10,282

Total	$1,380,682	$(1,115,433)	$265,249

September 30, 2017
Core technology	$604,673	$(513,501)	$91,172
Customer relationships	497,296	(414,654)	82,642
Intellectual property rights and purchased computer software	51,996	(51,996)	—
Other	33,542	(30,030)	3,512

Total	$1,187,507	$(1,010,181)	$177,326

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2018	2017	2016
Cost of revenue	$572	$1,405	$1,609
Amortization of definite-lived purchased intangible assets	105,213	108,453	96,465

Total	$105,785	$109,858	$98,074

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2018 is as follows:

Amount
Fiscal year:
2019	$92,693
2020	61,527
2021	42,554
2022	30,380
2023	14,682
Thereafter	23,413

Total	$265,249